Equity Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Texts block [Abstract]
Equity Instruments at Fair Value Through Profit or Loss
12.	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows the Bank’s holdings of equity instruments at fair value through profit or loss as of December 31, 2025 and 2024:

Name	Holdings
	12/31/2025		12/31/2024
	Fair value level	Book amounts	Book amounts
Measured at fair value through profit or loss
- Local
A3 Mercados SA (former Mercado Abierto Electrónico SA)	1	25,827,906	2,438,335
C.O.E.L.S.A.	3	3,083,093	1,253,452
Sedesa	3	317,923	179,546
AC Inversora SA	3	207,724	176,759
Rofex Inversora SA	3	239,127	199,123
Pampa Energía SA	1	8,621	8,980
Bolsas y Mercados Argentinos	1	5,815
Tienda Campo Simple SA	3	5,382	11,330
Argencontrol SA	3	4,388	5,772
San Juan Tennis Club SA	3	437	575
Other		10	6,796,572

Subtotal local		29,700,426	11,070,444

- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	475,385	352,852
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	59,780	49,085

Subtotal foreign		535,165	401,937

Total measured at fair value through profit or loss		30,235,591	11,472,381

TOTAL EQUITY INSTRUMENTS		30,235,591	11,472,381